FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Amounts Receivable	$ 3,303	$ 2,672
Long-term Investments	934	1,746
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	2,688	11,245
Amounts Receivable	0	0
Long-term Investments	934	1,746
Total Financial Assets	3,622	12,991
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	3,303	2,672
Long-term Investments	0	0
Total Financial Assets	3,303	2,672
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	0	0
Long-term Investments	0	0
Total Financial Assets	$ 0	0
Warrant liability		(475)
Total financial liabilities		$ (475)